Income Taxes (Components of Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Current:
Domestic	$ 10,650	[1]	$ 14,714	[1]	$ 12,319	[1]
Foreign	7,989		1,914		1,445
Current Income Tax Expense Benefit	18,639		16,628		13,764
Deferred:
Domestic	(5,177)	[1]	(9,428)	[1]	(3,113)	[1]
Foreign	(48,710)		(9,674)		(964)
Deferred Income Tax Expense Benefit	(53,887)		(19,102)		(4,077)
Total income taxes	$ (35,248)		$ (2,474)		$ 9,687

[1]	For 2014 and 2013, domestic represents Israel taxes, while foreign represents non-Israel taxes, including U.S. federal, state and local taxes. For 2012 domestic represents U.S. federal taxes, while foreign reflects non-U.S.